Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 460,739	$ 88,691	$ 67,678
Other income			10,403
Total revenues	460,739	88,691	78,081
Cost of revenues	388,265	94,238	78,622
Amortization of intangible assets	470,773	37,694
Gross loss	398,299	43,241	541
Operating expenses:
Research and development	1,090,295	787,025	976,882
Less - research and development grants	(314,652)	(382,134)	(344,056)
Research and development, net	775,643	404,891	632,826
Sales and marketing	550,008	480,963	336,287
General and administrative	1,297,711	1,227,632	571,110
Goodwill impairment	161,381
Acquisition related costs		750,956
Total operating expenses	2,784,743	2,864,442	1,540,223
Operating loss	3,183,042	2,907,683	1,540,764
Financial (income) expenses, net	(1,210,484)	(63,778)	80,636
Net loss	$ 1,972,558	$ 2,843,905	$ 1,621,400
Net loss per ordinary share:
Basic and diluted net loss per ordinary share	$ 0.09	$ 0.19	$ 0.12
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share	23,142,850	15,249,947	13,704,673